Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes
Schedule of domestic and foreign source component of income (loss) before taxes
	Three months ended March 31, 2013	Three months ended March 31, 2012
Total US	$(5,810)	$(2,951)
Total Foreign	7,440	3,356
Total	$1,630	$405

	December 31,
	2012	2011	2010
Total US	$(28,647)	$(37,669)	$(68,897)
Total Foreign	20,967	20,125	25,814

Total	$(7,680)	$(17,544)	$(43,083)